ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qicheng Information & Technology Co., Ltd. (“Qicheng”)	August 6, 2019	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC

Schedule of financial information of VIEs

	December 31,	December 31,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	4,605,851	6,437,420
Restricted cash	1,986,512	2,328,673
Short term investments	—	57,000
Security deposit prepaid to third-party guarantee companies	874,886	396,699
Funds receivable from third party payment service providers	153,151	1,158,781
Accounts receivable and contract assets, net	2,133,477	1,672,232
Financial assets receivable, net	3,806,243	2,982,076
Amounts due from related parties	608,924	280,199
Loans receivable, net	1,197,532	5,404,966
Prepaid expenses and other assets	235,780	239,522
Accounts receivable and contract assets, net-non current	217,298	261,060
Financial assets receivable, net-non current	597,965	688,843
Amounts due from related parties, non-current	121,855	32,529
Loans receivable, net-non current	1,029,545	2,625,150
Property and equipment, net	15,074	39,840
Land use rights, net	1,018,908	998,185
Intangible assets	3,972	4,087
Deferred tax assets	779,291	951,258
Other non-current assets	27,729	37,839
Total Assets	19,413,993	26,596,359

LIABILITIES
Accrued expenses and other current liabilities	1,820,609	1,655,653
Amounts due to related parties	94,057	113,697
Short term loans	150,000	150,000
Guarantee liabilities-stand ready	4,818,144	4,120,346
Guarantee liabilities-contingent	3,285,081	3,418,391
Income tax payable	449,553	614,687
Other tax payable	218,017	149,570
Deferred tax liabilities	65,542	77,942
Other long-term liabilities	10,271	32,708
Total liabilities	10,911,274	10,332,994

	Year ended	Year ended	Year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Net revenue	11,062,032	13,674,223	12,983,458
Net income	2,541,386	5,462,150	2,443,983

	Year ended	Year ended	Year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Net cash provided by operating activities	3,715,112	5,431,654	3,891,528
Net cash used in investing activities	(1,012,415)	(1,427,958)	(6,750,277)
Net cash (used in) provided by financing activities	(94,762)	359,082	(578)